Summary of Significant Accounting Policies - Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Contributions to plan	$ 720	$ 987